Long Term Investments - Schedule of Long Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Schedule of Equity Method Investments [Line Items]
Long term investments	$ 117,113	$ 8,267
Held-to-maturity investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	97,449
Talent Boom Group Ltd [Member] | Cost method investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	2	2
Dajie.com Ltd [Member] | Cost method investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	2,000	2,000
MaxEn [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments		5,265
MaxEn [Member] | Equity method investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments		5,265
Alo7.com Ltd [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	4,207	1,000
Tarena [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	$ 13,455